INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Utility Depreciation	4.00%	6.00%	3.00%
Effective Income Tax Rate Reconciliation Income Tax Restructuring Related To IEnova Stock Offering	4.00%	0.00%	0.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	1.00%	(1.00%)	2.00%
Effective Income Tax Rate Reconciliation, Utility Repair Allowance	(5.00%)	(8.00%)	(1.00%)
Effective Income Tax Rate Reconciliation, Tax Credits	(3.00%)	(7.00%)	(1.00%)
Effective Income Tax Rate Reconciliation, Non-U.S. Earnings Taxed At Lower Statutory Income Tax Rates	(3.00%)	(4.00%)	(8.00%)
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(3.00%)	(5.00%)	(3.00%)
Effective Income Tax Rate Reconciliation, Allowance For Equity Funds Used During Construction	(1.00%)	(4.00%)	(2.00%)
Effective Income Tax Rate Reconciliation, Adjustments to Prior Year Income Tax Items	(3.00%)	(1.00%)	0.00%
Effective Income Tax Rate Reconciliation, Foreign Exchange And Inflation Effects	0.00%	1.00%	(1.00%)
Effective Income Tax Rate Reconciliation, Variable Interest Entities	(1.00%)	(1.00%)	0.00%
Effective Income Tax Rate Reconciliation, Life Insurance Contract	0.00%	(7.00%)	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments	1.00%	2.00%	(1.00%)
Effective Income Tax Rate, Continuing Operations	26.00%	6.00%	23.00%
Income (Loss) from Continuing Operations before Income Taxes, Domestic	$ 941	$ 442	$ 1,011
Income (Loss) from Continuing Operations before Income Taxes, Foreign	489	501	712
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	1,430	943	1,723
Income tax expense related to corporate reorganization	63
Income tax benefit related to repairs expenditures recorded for full-year 2011		22
San Diego Gas and Electric Company and Subsidiary [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Utility Depreciation	5.00%	4.00%	4.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	3.00%	4.00%	5.00%
Effective Income Tax Rate Reconciliation, Utility Repair Allowance	(4.00%)	(4.00%)	(1.00%)
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(3.00%)	(3.00%)	(3.00%)
Effective Income Tax Rate Reconciliation, Allowance For Equity Funds Used During Construction	(2.00%)	(4.00%)	(4.00%)
Effective Income Tax Rate Reconciliation, Adjustments to Prior Year Income Tax Items	(1.00%)	(3.00%)	0.00%
Effective Income Tax Rate Reconciliation, Variable Interest Entities	(1.00%)	(1.00%)	(1.00%)
Effective Income Tax Rate Reconciliation, Other Adjustments	(1.00%)	(1.00%)	(1.00%)
Effective Income Tax Rate, Continuing Operations	31.00%	27.00%	34.00%
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	626	705	692
Southern California Gas Company [Member]
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Utility Depreciation	6.00%	7.00%	6.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	4.00%	3.00%	4.00%
Effective Income Tax Rate Reconciliation, Utility Repair Allowance	(9.00%)	(12.00%)	0.00%
Effective Income Tax Rate Reconciliation, Self Developed Software Expenditures	(6.00%)	(9.00%)	(7.00%)
Effective Income Tax Rate Reconciliation, Allowance For Equity Funds Used During Construction	(1.00%)	(2.00%)	(2.00%)
Effective Income Tax Rate Reconciliation, Adjustments to Prior Year Income Tax Items	(5.00%)	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Other Adjustments	0.00%	(1.00%)	(3.00%)
Effective Income Tax Rate, Continuing Operations	24.00%	21.00%	33.00%
Income before income taxes and equity earnings of certain unconsolidated subsidiaries	$ 481	$ 369	$ 431